September 15, 2008

BNY MELLON FUNDS TRUST

     BNY Mellon Large Cap Stock Fund, BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund, BNY Mellon U.S. Core Equity 130/30 Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund, BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Short-Term U.S. Government Securities Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon Balanced Fund, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund

Supplement to Statement of Additional Information dated December 31, 2007, as revised, February 7, 2008

The following information supplements and supersedes any contrary information contained in the Trust’s Statement of Additional Information:

Effective September 15, 2008, the following persons are additional Trustees of the Trust:

Name (Age)	Principal Occupation	Other Board Memberships and
Position with Trust	During Past 5 Years	Affiliations
(Since)

John R. Alchin (60)	Retired since 2007	Big Brothers/Big Sisters of Southeastern
Trustee		Pennsylvania, Director
Executive of Comcast
(2008)		Polo Ralph Lauren Corporation, a retail
Corporation, a cable services
	provider, from 1990 to 2007,	clothing and home furnishings
	including Executive Vice-	company, Director
	President, Co-Chief Financial	Philadelphia Museum of Art, Board
	Officer and Treasurer from	Member
	2002 to 2007	Metropolitan AIDS Neighborhood
Nutrition Alliance, Board Member

Kim D. Kelly (52)	Consultant since 2005	Saint David's School, Trustee
Trustee		MCG Capital Corp., Director
President, Chief Executive
(2008)	Officer and a Director of
Arroyo Video Solutions, Inc.,
a video-on-demand technology
company, from 2004 to 2005
Executive of Insight
Communications Company,
Inc., a cable services provider,
from 1990 to 2003, including
President from 2002 to 2003
and Chief Operating Officer
from 1998 to 2003

The first sentence of the second paragraph under "The Funds' Investments, Related Risks and Limitations -- Certain Portfolio Securities -- Short-Selling" is deleted and replaced by the following: Normally, BNY Mellon U.S. Core Equity 130/30 Fund will hold short positions equal in value to approximately 30% of the Fund's assets; however, the Fund's short positions may range in value from approximately 25% to 35% of the Fund's assets.

_____________________________________________________

Effective July 1, 2008, The Bank of New York Mellon Corporation reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, the services previously provided to the Funds by Mellon Bank, N.A. and/or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon. Any information in the statement of additional information (SAI) relating to these companies, or to The Bank of New York, now relates to The Bank of New York Mellon.

The Bank of New York Mellon, One Wall Street, New York, New York 10286, now serves as custodian for the Funds’ investments pursuant to the same terms and conditions currently described in the SAI. The Bank of New York Mellon is an affiliate of The Dreyfus Corporation.

_________________________________________________________

Effective March 31, 2008, the name of the Trust changed to BNY Mellon Funds Trust and the name of each series of the Trust changed as set forth below.

Old Series Name	New Series Name

Mellon Large Cap Stock Fund	BNY Mellon Large Cap Stock Fund
Mellon Income Stock Fund	BNY Mellon Income Stock Fund
Mellon Mid Cap Stock Fund	BNY Mellon Mid Cap Stock Fund
Mellon Small Cap Stock Fund	BNY Mellon Small Cap Stock Fund
Mellon U.S. Core Equity 130/30 Fund	BNY Mellon U.S. Core Equity 130/30 Fund
Mellon International Fund	BNY Mellon International Fund
Mellon Emerging Markets Fund	BNY Mellon Emerging Markets Fund
Mellon Bond Fund	BNY Mellon Bond Fund
Mellon Intermediate Bond Fund	BNY Mellon Intermediate Bond Fund
Mellon Short-Term U.S. Government	BNY Mellon Short-Term U.S. Government
Securities Fund	Securities Fund
Mellon National Intermediate Municipal	BNY Mellon National Intermediate Municipal
Bond Fund	Bond Fund
Mellon National Short-Term Municipal	BNY Mellon National Short-Term Municipal
Bond Fund	Bond Fund
Mellon Pennsylvania Intermediate	BNY Mellon Pennsylvania Intermediate
Municipal Bond Fund	Municipal Bond Fund
Mellon Massachusetts Intermediate	BNY Mellon Massachusetts Intermediate
Municipal Bond Fund	Municipal Bond Fund
Mellon Balanced Fund	BNY Mellon Balanced Fund
Mellon Money Market Fund	BNY Mellon Money Market Fund
Mellon National Municipal Money	BNY Mellon National Municipal Money
Market Fund	Market Fund

September 15, 2008

BNY MELLON FUNDS TRUST BNY Mellon New York Intermediate Tax-Exempt Bond Fund BNY Mellon Intermediate U.S. Government Fund BNY Mellon International Appreciation Fund

Supplement to Statement of Additional Information dated March 31, 2008

Effective September 15, 2008, the following persons are additional Trustees of the Trust:

Name (Age)	Principal Occupation	Other Board Memberships and
Position with Trust	During Past 5 Years	Affiliations
(Since)

John R. Alchin (60)	Retired since 2007	Big Brothers/Big Sisters of Southeastern
Trustee		Pennsylvania, Director
Executive of Comcast
(2008)		Polo Ralph Lauren Corporation, a retail
Corporation, a cable services
	provider, from 1990 to 2007,	clothing and home furnishings
	including Executive Vice-	company, Director
	President, Co-Chief Financial	Philadelphia Museum of Art, Board
	Officer and Treasurer from	Member
	2002 to 2007	Metropolitan AIDS Neighborhood
Nutrition Alliance, Board Member

Kim D. Kelly (52)	Consultant since 2005	Saint David's School, Trustee
Trustee		MCG Capital Corp., Director
President, Chief Executive
(2008)	Officer and a Director of
Arroyo Video Solutions, Inc.,
a video-on-demand technology
company, from 2004 to 2005
Executive of Insight
Communications Company,
Inc., a cable services provider,
from 1990 to 2003, including
President from 2002 to 2003
and Chief Operating Officer
from 1998 to 2003

Effective July 1, 2008, The Bank of New York Mellon Corporation reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, the services previously provided to the Funds by Mellon Bank, N.A. and/or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon. Any information in the statement of additional information (SAI) relating to these companies, or to The Bank of New York, now relates to The Bank of New York Mellon.

The Bank of New York Mellon, One Wall Street, New York, New York 10286, now serves as custodian for the Funds’ investments pursuant to the same terms and conditions currently described in the SAI. The Bank of New York Mellon is an affiliate of The Dreyfus Corporation.